Goodwill and other intangible assets - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2013
Goodwill and Intangible Assets Disclosure [Line Items]
Indefinite Lived Intangible Assets			$ 6,000,000	$ 6,000,000
Amortization Of Intangible Assets			9,434,000	9,883,000	10,072,000
Indefinite-lived Intangible Assets Acquired			1,900,000	720,000
Cashflow Value Discount Rates Low End Of Range	12.15%
Cashflow Value Discount Rates High End Of Range	16.83%
Percentage Of Goodwill	95.00%
Goodwill Written Off Related To Business Unit To Be Disposed		186,500,000	186,511,000	0	0
Segment, Discontinued Operations [Member]
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill Written Off Related To Business Unit To Be Disposed			186,511,000	0
Segment, Continuing Operations [Member]
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization Of Intangible Assets			8,160,000	7,971,000	8,161,000
Fully Amortized Intangibles [Member]
Goodwill and Intangible Assets Disclosure [Line Items]
Finite-Lived Core Deposits, Gross			27,000,000
Banco Popular North America [Member]
Goodwill and Intangible Assets Disclosure [Line Items]
Approximate Amount	205,000,000
Banco Popular De Puerto Rico [Member]
Goodwill and Intangible Assets Disclosure [Line Items]
Approximate Amount	337,000,000					$ 387,000,000